Debt Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Agreements	Debt AgreementsOn February 18, 2021, one of our wholly owned subsidiaries entered into a master repurchase agreement, or the Master Repurchase Agreement, with UBS AG, or UBS, for a master repurchase facility, or the Master Repurchase Facility, pursuant to which we may sell to UBS, and later repurchase, commercial mortgage loans, or the Purchased Assets. The expiration date of the Master Repurchase Agreement is February 18, 2024, unless extended or earlier terminated in accordance with the terms of the Master Repurchase Agreement. Pursuant to the Master Repurchase Agreement, we will pay UBS a non-refundable upfront fee that is equal to 0.50% of the applicable tranche amount on each Purchase Date (as each term is defined in the Master Repurchase Agreement). While the Master Repurchase Facility has no maximum facility amount, we expect the advancements under the Master Repurchase Facility to not exceed our equity, which is as of March 31, 2021 is $193,244. Our equity will change from time-to-time and may increase or decrease. We expect that the size of our Master Repurchase Facility may similarly change as our equity changes.

Under the Master Repurchase Facility, the initial purchase price paid by UBS for each Purchased Asset is up to 75% of the lesser of the market value of the Purchased Asset and the unpaid principal balance of such Purchased Asset, subject to UBS’s approval. Upon the repurchase of a Purchased Asset, we are required to pay UBS the outstanding purchase price of the Purchased Asset, accrued interest and all accrued and unpaid expenses of UBS relating to such Purchased Assets. The pricing rate (or interest rate) relating to a Purchased Asset is equal to one month LIBOR plus a customary premium within a fixed range, determined by the debt yield and property type of the Purchased Asset’s real estate collateral. UBS has the discretion under our Master Repurchase Agreement to make advancements at margins higher than 75%.

In connection with our Master Repurchase Agreement, we entered into a guaranty, or the Guaranty, which requires us to guarantee 25% of the aggregate repurchase price, and 100% of losses in the event of certain bad acts as well any costs and expenses of UBS related to our Master Repurchase Agreement. The Guaranty also requires us to comply with customary financial covenants, which include the maintenance of a minimum tangible net worth, minimum cash liquidity and a total indebtedness to stockholders equity ratio.

The Master Repurchase Facility also contains margin maintenance provisions that provide UBS with the right, in certain circumstances related to a Credit Event (as defined in the Master Repurchase Agreement) to redetermine the value of Purchased Assets. Where a decline in the value of such Purchased Assets has resulted in a margin deficit, UBS may require us to eliminate any margin deficit through a combination of Purchased Asset repurchases and cash transfers to UBS subject to UBS’s approval.

As of March 31, 2021 we had no outstanding balance under our Master Repurchase Facility and as of April 30, 2021 we had a $23,172 aggregate outstanding principal balance under our Master Repurchase Facility.

For the three months ended March 31, 2020, we recorded interest expense of $554 related to our revolving credit facility, or the Facility, with BNP Paribas Prime Brokerage International Ltd, or PBL. In November 2020, we repaid all outstanding amounts and terminated the Facility with PBL.

Note F

Revolving Credit Facility

In November 2020, we repaid all outstanding amounts and terminated our $88,000,000 revolving credit facility, or the Facility, with BNP Paribas Prime Brokerage International, Ltd., or PBL. During 2020, the average outstanding daily balance under the Facility was $86,673,780 at a weighted average borrowing cost of 1.51%. The Facility with PBL permitted, subject to certain conditions, PBL to rehypothecate portfolio securities pledged by us up to the amount of the loan balance outstanding. We received dividends and interest on these rehypothecated securities. We received a portion of the fees earned by PBL in connection with the rehypothecation of portfolio securities. During the year ended December 31, 2020, we earned $41,814 in fees from rehypothecated securities, which we recorded as other income in our Consolidated Statement of Operations under other income.